Consolidated Statements of Changes in Equity (Unaudited) - GBP (£) £ in Thousands	Share Capital [Member]	Shares Premium [Member]	Mergers Reserve [Member]	Warrants Reserve [Member]	Foreign Exchange Reserve [Member]	Retained earnings [member]	Total
At January 1, 2024 at Dec. 31, 2023	£ 6,253	£ 86,732	£ 53,003	£ 3,457		£ (144,767)	£ 4,678
IfrsStatementLineItems [Line Items]
Loss for the period						(3,308)	(3,308)
Total comprehensive loss						(3,308)	(3,308)
Transactions with owners:
Shares issued on February 15, 2023	1,242	3,730		1,690			6,662
Costs associated with share issue on February 15, 2023		(369)		(125)			(494)
Shares issued on May 26, 2023	1,043	1,081		(1,348)			776
Costs associated with share issue on May 26, 2023	151	68					219
Share-based payment charge						195	195
Total contribution by and distributions to owners	2,436	4,510		217		195	7,358
At June 30, 2024 at Jun. 30, 2024	8,689	91,242	53,003	3,674		(147,880)	8,727
At January 1, 2024 at Dec. 31, 2024	11,725	93,124	53,003	894		(150,424)	8,322
IfrsStatementLineItems [Line Items]
Loss for the period						(3,806)	(3,806)
Foreign exchange translation					3		3
Total comprehensive loss					3	(3,806)	(3,803)
Transactions with owners:
Shares issued under ELOC agreement	2,024	4,551					6,575
Costs associated with ELOC agreement	86	(76)					10
Shares issued on 15 May 2024	100	143					243
Costs associated with share issue on 15 May 2024		(8)					(8)
Share-based payment charge						97	97
Total contribution by and distributions to owners	2,210	4,610				97	6,917
At June 30, 2024 at Jun. 30, 2025	£ 13,935	£ 97,734	£ 53,003	£ 894	£ 3	£ (154,133)	£ 11,436